Income tax - Reconciliation of Statutory Tax Rate and Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of the differences between statutory income tax rate and the effective income tax rate
Statutory EIT rate	25.00%	25.00%	25.00%
Tax effect of preferential tax treatment	(10.99)	(3.00)	(3.65)
Tax effect of permanent differences	9.95%	5.87%	2.78%
Changes in valuation allowance	(23.28%)	(27.58%)	(23.72%)
Effective income tax rate	0.68%	0.29%	0.41%